Employee Benefits	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Employee Benefits
NOTE 19.	EMPLOYEE BENEFITS
Until December 31, 2015, Petróleos Mexicanos and Subsidiary Entities only had defined benefit pension plans for the retirement of its employees, to which only Petróleos Mexicanos and the Subsidiary Entities contribute. Benefits under these plans are based on an employee’s salary and years of service completed at retirement. As of January 1, 2016, Petróleos Mexicanos and Subsidiary Entities also have a defined contribution pension plan, in which both Petróleos Mexicanos and Subsidiary Entities and the employee contribute to an employee’s individual account.
Benefits under the defined benefit plan are mainly based on the years of service completed by the employee, and their remuneration at the date of retirement. The obligations and costs of these plans are recognized based on an actuarial valuation prepared by independent experts. Within the regulatory framework of plan assets, there are no minimum funding requirements. Petróleos Mexicanos and the Subsidiary Entities have established additional plans to cover post-employment benefits, which are based on actuarial studies prepared by independent experts and which include disability, post-mortem pension and the death of retired employees, as well as medical services for retired employees and beneficiaries.
As of December 31, 2019, Petróleos Mexicanos and Subsidiary Entities funded its employees benefits through Mexican trusts, the resources of which come from the retirement line item of PEMEX’s annual budget (an operating expense), or any other line item that substitutes or relates to this line item, or that is associated to the same line item and the interests, dividends or capital gains obtained from the investments of the trusts.
In 2019, the Board of Directors of Petróleos Mexicanos approved modifications to the organic structure of the Company. As a result of this, the Subsidiary Entities and the Corporate transferred and / or received active personnel through the figure of Employer Substitution, with which the Subsidiary Entities and the Corporate recognized the Retirement Obligations of the transferred Personnel whose impact was calculated in the actuarial study carried out by the independent experts.

The following table show the amounts associated with PEMEX’s labor obligations:

	December 31,
	2019		2018
Liability for defined benefits at retirement and post-employment at the end of the year	Ps.	1,438,849,732	Ps.	1,067,317,120
Liability for other long-term benefits		17,965,635		13,224,926

Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	Ps.	1,456,815,367	Ps.	1,080,542,046

The amount reflected in the Employee Benefit Reserve at the end of the year includes both the defined benefit plan (DB) and the defined contribution plan (DC). As for the defined contribution scheme, the Assets (liabilities) recognized in the balance sheet (DC-warranty) of Ps. 2,023,220 and the Expense in the Income Statement for the period from January to December 2019 (Net Cost of the Period, DC-warranty) of Ps. 316,915. PEMEX’s contribution to the Defined contribution plan during year 2019 amounts to Ps. 523,482.
The following tables contain detailed information regarding PEMEX’s retirement and post-employment benefits:

	December 31,
Changes in the liability for defined benefits	2019		2018
Liability for defined benefits at the beginning of the year	Ps.	1,067,317,120	Ps.	1,241,072,307
Current Service cost		15,871,004		20,819,804
Net interest		95,643,572		97,571,478
Defined benefits paid by the fund		(5,759,721)		(5,547,170)
Actuarial losses (gains) in other comprehensive results due to:
Change in financial assumptions (1)		304,527,285		(214,105,342)
Change in demographic assumptions (1)		(9,012,031)		(71,958,462)
For experience during the year		25,228,095		53,779,484
Assets of the plan during the year		(43,628)		646,318
Effect of the liability ceiling *		(127,137)		279,674
Transfer to Long-term Benefits*		—		410,775
Real interest, excluding earned interests *		(363,873)		—
Adjustment to the Defined Contribution Plan *		61,583		—
Remeasurements		(96,828)		2,146
Contributions paid to the fund		(54,395,709)		(55,653,892)

Defined benefit liabilities at end of year	Ps.	1,438,849,732	Ps.	1,067,317,120

*	The concepts come from the valuation of PMI CIM´s liabilities.

(1)
The amount of the actuarial losses and (gains) corresponding to the retirement and post-employment benefits of Ps. (309,327,314) generated in the period from January to December 2019, correspond mainly to the decrease in the discount rate from 9.29% to 7.53%, as well as the gradual increase in the mortality table for non-disabled
retirees. Other influencing factors were the change in the obligations due to movements in the population, age, seniority, salary, pensions and benefits.

	December 31,
	2019		2018
Changes in pension plan assets
Plan assets at the beginning of year	Ps.	7,200,471	Ps.	8,485,692
Return on plan assets		833,638		862,175
Payments by the pension fund		(59,967,278)		(56,834,688)
Company contributions to the fund		54,395,709		55,653,892
Actuarial (gains) losses in plan assets		43,683		(653,583)
Effect of the liability ceiling		157,774		(313,017)

Adjustment to the Defined Contribution Plan *		(61,582)		—
Clearance Price*		(17,408)		—

Pension plan assets at the end of year	Ps.	2,585,007	Ps.	7,200,471

*	The concepts come from the valuation of PMI CIM´s liabilities.
The Labor Fund reduction was due to budgetary requirements derived from the need to meet a financial balance goal in cash flow. In this sense, during 2019 PEMEX’s administration implemented a strategy whereby the contributions to the Fund are scheduled and executed taking into account the initial balance plus the cost of payrolls and retirements for the year, maintaining a minimum operating balance without the operational continuity risk or payment to personnel.
Contributions from PEMEX to the Pemex Labor Fund include the payments in advance of the promissory notes matured from January to May 2019 in the amount of Ps. 38,704,883 (Ps. 32,493,666 of principal and Ps. 6,211,217 of interest), for the assumption by the Mexican Government of the payment obligations related to pensions and retirement plans of Petróleos Mexicanos and its Subsidiary Entities (see Note
15-A).
The expected contribution to the Pemex Labor Fund for 2020 amounts to Ps. 63,485,625 and the expected payments are Ps. 72,405,842.

As of December 31, 2019 and 2018, the amounts and types of plan assets are as follows:

	December 31,
Plan Assets	2019		2018
Cash and cash equivalents	Ps.	138,795	Ps.	4,976,125
Debt instruments		2,446,212		2,224,346

Total plan assets	Ps.	2,585,007	Ps.	7,200,471

	December 31,
Changes in Defined Benefit Obligations (DBO)	2019		2018
Defined benefit obligations at the beginning of the year	Ps.	1,074,233,038	Ps.	1,249,557,999
Service costs		14,516,102		18,365,156
Financing costs		96,350,258		98,759,209
Past service costs		77,045		(103,845)
Payments by the fund		(65,727,000)		(62,388,283)
Change in financial assumptions		304,527,285		(214,105,342)
Change in demographic assumptions		(9,012,031)		(71,958,462)
For experience during the year		25,228,095		53,779,484
Obligations settled		(14,237)		(457,168)
Remeasurements		—		2,139
Reductions		(129,909)		—
Modifications to the pension plan		1,307,769		2,782,151

Defined benefit obligations at the end of year	Ps.	1,441,356,415	Ps.	1,074,233,038

The effects on the Defined Benefits Liability upon retirement and post employment at the end of the period are:
The effect of an increase or decrease of one percentage point in the discount rate is a
-12.33%
increase or a 15.57% decrease in defined benefit obligations.
The effect of an increase or decrease of one percentage point in the increase rate in medical services with respect to the cost and obligations related to medical services point is a 3.76% increase or a
-2.86%
decrease in defined benefit obligations.
The effect of an increase or decrease of one percentage point in the inflation is 9.36% and
-7.92%,
respectively in defined benefit obligations.
The effect of an increase or decrease of one percentage point in the wage is a 1.39% and
-1.21%,
respectively in defined benefit obligations.
The effects previously mentioned were determined using the projected unit credit method which was the same method used in the prior valuation.

Assumptions regarding future mortality are based on EMSSA2009 to Unique Circular of the
Comisión Nacional de Seguros y Fianzas
(National Commission of Insurance and Bonds) and include improvements to the mortality rate established in 2019. For the December valuation, the mortality table for retired personnel was updated using an actuarial proposal based on the experience of Petróleos Mexicanos and its Subsidiary Entities. The mortality table for the incapacitated personnel is the EMSSInc-IMSS2012 and for the disabled personnel the EMSSInv-IMSS2012.

PEMEX’s plan assets is held in the FOLAPE trust, which are managed by BBVA Bancomer, S. A. and a technical committee for each trust that is comprised of personnel from Petróleos Mexicanos and the trusts.
The following tables present additional fair value disclosure about plan assets and indicate their rank, in accordance with IFRS 13, as of December 31, 2019 and 2018:

	Fair value measurements as of December 31, 2019
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	138,795	Ps.	—	Ps.	—	Ps.	138,795
Debt instruments		2,446,212		—		—		2,446,212

Total	Ps.	2,585,007	Ps.	—	Ps.	—	Ps.	2,585,007

	Fair value measurements as of December 31, 2018
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	4,976,125	Ps.	—	Ps.	—	Ps.	4,976,125
Debt instruments		2,224,346		—		—		2,224,346

Total	Ps.	7,200,471	Ps.	—	Ps.	—	Ps.	7,200,471

As of December 31, 2019 and 2018, the principal actuarial assumptions used in determining the defined benefit obligation for the plans are as follows:

	December 31,
	2019	2018
Rate of increase in salaries	5.02%	5.02%
Rate of increase in pensions	4.00%	4.00%
Rate of increase in medical services	7.65%	7.65%
Inflation assumption	4.00%	4.00%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	4.00%
Rate of increase in gas and gasoline	4.00%	4.00%
Discount and return on plan assets rate (1)	7.53%	9.29%
Average length of obligation (years)	17.52	15.04

(1)
In accordance with IAS 19, the discount rate was determined using as a reference the interest rates observed in Mexican Government bonds denominated in pesos (Cetes and M bonds), as well as the flow of payments expected to cover contingent obligations.

Other long-term benefits
Petróleos Mexicanos and Subsidiary Entities has established other long-term benefit plans for its employees, to which employees do not contribute, which correspond to the seniority premiums payable for disability, death and survivor benefits (payable to the widow and beneficiaries of worker), medical service, gas and basic basket for beneficiaries. Benefits under these plans are based on an employee’s salary and years of service completed at separation date. Obligations and costs of such plans are recorded in accordance with actuarial valuations performed by independent actuaries.

The amounts recognized for long-term obligations for the years ended December 31, 2019 and 2018 are as follows:

	December 31,
Change in the liability for defined benefits	2019		2018
Liabilities defined benefit at the beginning of year	Ps.	13,224,926	Ps.	17,363,815
Present cost services		—		(18,085)
Charge to income for the year		2,164,866		2,885,875
Actuarial losses (gains) recognized in income due to:
Change in financial assumptions		5,007,261		(3,741,132)
Change in demographic assumptions		(245,829)		(751,052)
For experience during the year		(2,418,954)		(2,259,569)
Real interest, excluding earned interests *		264,917		125,485
Effect of the liability ceiling *		(30,638)		33,344
Adjustment to the Defined Contribution Plan *		(914)		—
Benefits paid		—		(2,980)
Transfer to the post-employment benefit fund recognized in other comprehensive income		—		(410,775)

Liabilities defined benefit at the end of year	Ps.	17,965,635	Ps.	13,224,926

*The concepts come from the valuation of PMI CIM´s liabilities.
The expected long-term benefit payments amount to Ps. 336,526.
The principal actuarial assumptions used in determining the defined benefit obligation for the plans are:

•	The effect of an increase or decrease of one percentage point in the discount rate is a -17.02% increase or a 21.66% decrease, respectively, in defined benefit obligations.

•
The effect of an increase or decrease of one percentage point in the increase rate in medical services with respect to the cost and obligations related to medical services is a 8.52% increase or a
-5.89%
decrease, respectively, in defined benefit obligations.

•	The effect of an increase or decrease of one percentage point in the inflation is 0% in defined benefit obligations.

•	The effect of an increase or decrease of one percentage point in the wage is a 4.57% increase or a - 4.04% decrease, respectively in defined benefit obligations.
The effects previously mentioned, were determined using the projected unit credit method which was the same used in the prior valuation.

	December 31,
	2019	2018
Rate of increase in salaries	5.02%	5.02%
Inflation assumption	4.00%	4.00%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	4.00%
Rate of increase in gas and gasoline	4.00%	4.00%
Discount and return on plan assets rate	7.53%	9.29%
Average length of obligation (years)	17.52	15.04
In accordance with IAS 19, the discount rate was determined using as a reference the interest rates observed in Mexican Government bonds denominated in pesos (Cetes and M bonds), as well as the flow of payments expected to cover contingent obligations.